Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022 [2]
Profit or loss [abstract]
Revenue	[1]	£ 418,562	£ 583,220
Cost of sales		(395,779)	(577,547)
Gross profit		22,783	5,673
Marketing expenses		(18,803)	(37,463)
Selling and distribution expenses		(34,614)	(51,352)
Administrative expenses		(104,661)	(262,235)
Loss from operations		(135,295)	(345,377)
Finance income		2,671	571
Finance expense		(33,009)	(20,165)
Other income and expenses	[3]	14,378	157,973
Loss before tax		(151,255)	(206,998)
Tax credit			6,319
Loss for the period from continuing operations		(151,255)	(200,679)
Discontinued operations
Profit/(Loss) after tax from discontinued operations		871	(40,779)
Loss for the period		(150,384)	(241,458)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods
Exchange differences on translation of foreign operations		(1,987)	4,031
Total comprehensive loss for the period		£ (152,371)	£ (237,427)
Earnings per share:
Basic loss per ordinary share (in Pounds per share)	[4]	£ (3.9)	£ (6.36)
Diluted loss per ordinary share (in Pounds per share)	[4]	(3.9)	(6.36)
Earnings per share from continuing operations:
Basic loss per ordinary share from continuing operations (in Pounds per share)	[4]	(3.92)	(5.29)
Diluted loss per ordinary share from continuing operations (in Pounds per share)	[4]	£ (3.92)	£ (5.29)

[1]	Revenue excludes £nil of sales where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue (six months ended June 30, 2022: £1.9 million).
[2]	The H1 2022 reporting period has been restated to show the EU segment as a discontinued operation.
[3]	Other income and expenses includes fair value movement in the Convertible Notes, embedded derivative and warrants, and foreign exchange movements.
[4]	The Basic and diluted loss per ordinary share has been adjusted retrospectively for the reverse stock split which became effective on February 8, 2023. See Note 15 for further details on the reverse stock split.